Debt - Schedule of long-term debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt
Long-term debt, current portion	¥ 2,733	$ 385	¥ 434
Long-term debt, non-current portion	7,533	1,061	1,303
Total	¥ 10,266	$ 1,446	¥ 1,737
Minimum
Debt
Long-term debt, annual interest rates	5.55%	5.55%	5.55%
Long-term debt, term	3 years	3 years	3 years
Maximum
Debt
Long-term debt, annual interest rates	10.46%	10.46%	10.46%
Long-term debt, term	4 years 6 months	4 years 6 months	4 years 6 months